FINANCE COSTS (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Finance Cost [Line Items]
Debt facilities, finance costs, noncash accretion expense	$ 9.6	$ 8.7